LOANS (Tables)	12 Months Ended
Dec. 31, 2017
LOANS [Abstract]
Short-term and Long-term Loans
Short-term and long-term loans as of December 31, 2017 and 2016 comprise the following:

	2017	2016
Current loans:
2014 EMTN Program: Series 1 Notes	1,190,979	-
Interest payable	37,667	31,269
Other financial loans	-	1,466
Financial leasing	100,624	112,661
Total current loans	1,329,270	145,396
Non-current loans:
2014 EMTN Program: Series 1 Notes	2,379,019	3,036,084
Financial leasing	790,741	735,520
Total non-current loans	3,169,760	3,771,604
Total loans(1)	4,499,030	3,917,000
(1)Issuance expenses net.

The breakdown of loans based on its currency of origin is the following:

	2017	2016
Argentine pesos	-	1,466
U.S. Dollars	4,499,030	3,915,534
Total loans	4,499,030	3,917,000

Activity of Loans
The activity of the loans as of December 31, 2017 and 2016 is the following:

	2017	2016
Beginning balance	3,917,000	3,335,192
Accrued interest	381,390	362,127
Effect of foreign exchange rate change	500,729	710,651
VAT unpaid installments	4,883	-
Financial leasing	-	750,389
Payment of principal (1)	(78,384)	(916,490)
Interest paid (2)	(226,588)	(324,869)
Ending balance	4,499,030	3,917,000

(1)  As of December 31, 2017, Ps. 37,951 were cancelled through the offsetting of debit balances maintained with the creditor (Pampa Energía).

(2)  As of December 31, 2017, Ps. 44,457 were cancelled through the offsetting of debit balances maintained with the creditor (Pampa Energía).

Maturities of Current and Non-Current Loans
The maturities of the current and non-current loans (without including issuance cost) as of December 31, 2017 are as follows:

2017
Less than 1 year	1,233,966
From 01/01/2019 to 12/31/2019	1,190,976
From 01/01/2020 to 12/31/2020	1,190,976
Ending balance	3,615,918

Maturities of Finance Leases
The following are the maturities of the finance leases in force as of December 31, 2017:

2017
Less than 1 year	100,624
From 1/01/2019 to 12/31/2019	78,574
From 1/01/2020 to 12/31/2020	85,171
From 1/01/2021 to 12/31/2021	92,322
From 1/01/2022 onwards	534,674
Ending balance	891,365

Future Minimum Lease Payments and Present Book Value
The following table sets reconciliation between the total of future minimum lease payments as of December 31, 2017, and their present book value:

2017
Less than 1 year	167,634
From 1/01/2019 to 12/31/2019	139,513
From 1/01/2020 to 12/31/2020	139,513
From 1/01/2021 to 12/31/2021	139,513
From 1/01/2022 onwards	641,414
Total minimum future payments	1,227,587
Future financial charges on finance leases	(336,222)
Book value financial leases	891,365

Conditions of 2014 Notes
The main conditions of 2014 Notes are as follows:

	2014 Notes
Amount in U.S.$	255,451,506
Interest Rate	9.625% annual
Amortization	Scheduled Payment Date	Percentage of Original Principal Amount
	May 14, 2014	25%
	May 14, 2018	25%
	May 14, 2019	25%
	May 14, 2020	25%

Frequency of Interest Payment	Semiannual, payable el May 14 and November 14 of each year.
Guarantor	None